Schedule of investment in associates (Details) - Alps Life Science Inc [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Unquoted shares - at cost beginning	$ 1,493,850	$ 895
Addition during the financial year		1,492,955
Unquoted shares - at cost end	1,493,850	1,493,850
Accumulated impairment loss beginning	(257)	(257)
Addition during the financial year
Accumulated impairment loss ending	(257)	(257)
Unquoted shares- at cost, net	1,493,593	1,493,593
Share of post acquisition reserve beginning	13,911	10,490
Share of (loss)/profit during the financial year	(10,760)	3,421
Share of post acquisition reserve ending	3,151	13,911
Share of post- acquisition reserve, net	1,496,744	1,507,504
Exchange differences	99,432	(860)
Investment in associates	$ 1,596,176	$ 1,506,644